ITEM 1. SCHEDULE OF INVESTMENTS
Putnam RetirementReady Funds
The fund's portfolios
10/31/05 (Unaudited)

2050 Fund
EQUITY FUNDS* 95.2%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	10,836	$139,356
Putnam Fund for Growth and Income (Class Y)	11,673	227,154
Putnam International Equity Fund (Class Y)	11,153	281,939
Putnam Voyager Fund (Class Y)	13,217	230,109

Total Equity Funds (cost $877,912)		$878,558

FIXED INCOME FUNDS* 7.7%	Shares	Value
Putnam Income Fund (Class Y)	5,299	$35,874
Putnam Money Market Fund (Class A)	34,877	34,877

Total Fixed Income Funds (cost $71,284)		$70,751

TOTAL INVESTMENTS
Total investments (cost $949,196) (a)		$949,309
* Percentages indicated are based on net assets of $923,006.

2045 Fund
EQUITY FUNDS* 94.9%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	187,983	$2,417,471
Putnam Fund for Growth and Income (Class Y)	206,350	4,015,568
Putnam International Equity Fund (Class Y)	188,319	4,760,712
Putnam Voyager Fund (Class Y)	233,522	4,065,613

Total Equity Funds (cost $14,776,599)		$15,259,364

FIXED INCOME FUNDS* 5.1%	Shares	Value
Putnam Income Fund (Class Y)	96,122	$650,746
Putnam Money Market Fund (Class A)	163,537	163,537

Total Fixed Income Funds (cost $824,445)		$814,283

TOTAL INVESTMENTS
Total investments (cost $15,601,044) (a)		$16,073,647
* Percentages indicated are based on net assets of $16,083,226.

Putnam RetirementReady Funds
The fund's portfolios
10/31/05 (Unaudited)

2040 Fund
EQUITY FUNDS* 93.9%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	251,559	$3,235,047
Putnam Fund for Growth and Income (Class Y)	276,211	5,375,057
Putnam International Equity Fund (Class Y)	243,632	6,159,024
Putnam Voyager Fund (Class Y)	312,659	5,443,394

Total Equity Funds (cost $19,537,694)		$20,212,522

FIXED INCOME FUNDS* 6.1%	Shares	Value
Putnam Income Fund (Class Y)	160,980	$1,089,837
Putnam Money Market Fund (Class A)	215,894	215,894

Total Fixed Income Funds (cost $1,323,268)		$1,305,731

TOTAL INVESTMENTS
Total investments (cost $20,860,962) (a)		$21,518,253
* Percentages indicated are based on net assets of $21,525,716.

2035 Fund
EQUITY FUNDS* 88.9%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	456,504	$5,870,645
Putnam Fund for Growth and Income (Class Y)	515,564	10,032,870
Putnam International Equity Fund (Class Y)	441,022	11,149,045
Putnam Voyager Fund (Class Y)	583,596	10,160,413

Total Equity Funds (cost $35,790,341)		$37,212,973

FIXED INCOME FUNDS* 11.1%	Shares	Value
Putnam Income Fund (Class Y)	500,762	$3,390,158
Putnam Money Market Fund (Class A)	1,272,319	1,272,319

Total Fixed Income Funds (cost $4,717,431)		$4,662,477

TOTAL INVESTMENTS
Total investments (cost $40,507,772) (a)		$41,875,450
* Percentages indicated are based on net assets of $41,876,713.

Putnam RetirementReady Funds
The fund's portfolios
10/31/05 (Unaudited)

2030 Fund
EQUITY FUNDS* 83.8%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	688,451	$8,853,474
Putnam Fund for Growth and Income (Class Y)	802,330	15,613,345
Putnam International Equity Fund (Class Y)	663,034	16,761,514
Putnam Voyager Fund (Class Y)	908,320	15,813,848

Total Equity Funds (cost $54,725,181)		$57,042,181

FIXED INCOME FUNDS* 16.2%	Shares	Value
Putnam Income Fund (Class Y)	1,219,844	$8,258,346
Putnam Money Market Fund (Class A)	2,759,198	2,759,198

Total Fixed Income Funds (cost $11,154,744)		$11,017,544

TOTAL INVESTMENTS
Total investments (cost $65,879,925) (a)		$68,059,725
* Percentages indicated are based on net assets of $68,053,737.

2025 Fund
EQUITY FUNDS* 78.8%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	942,956	$12,126,418
Putnam Fund for Growth and Income (Class Y)	1,138,820	22,161,441
Putnam International Equity Fund (Class Y)	905,264	22,885,061
Putnam Voyager Fund (Class Y)	1,289,385	22,448,185

Total Equity Funds (cost $75,822,219)		$79,621,105

FIXED INCOME FUNDS* 21.2%	Shares	Value
Putnam Income Fund (Class Y)	2,263,461	$15,323,633
Putnam Money Market Fund (Class A)	6,161,000	6,161,000

Total Fixed Income Funds (cost $21,743,065)		$21,484,633

TOTAL INVESTMENTS
Total investments (cost $97,565,284) (a)		$101,105,738
* Percentages indicated are based on net assets of $101,091,595.

Putnam RetirementReady Funds
The fund's portfolios
10/31/05 (Unaudited)

2020 Fund
EQUITY FUNDS* 69.7%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	993,852	$12,780,932
Putnam Fund for Growth and Income (Class Y)	1,249,634	24,317,880
Putnam International Equity Fund (Class Y)	768,979	19,439,773
Putnam Voyager Fund (Class Y)	1,414,781	24,631,361

Total Equity Funds (cost $77,506,234)		$81,169,946

FIXED INCOME FUNDS* 30.3%	Shares	Value
Putnam Income Fund (Class Y)	3,640,417	$24,645,621
Putnam Money Market Fund (Class A)	10,641,988	10,641,988

Total Fixed Income Funds (cost $35,697,359)		$35,287,609

TOTAL INVESTMENTS
Total investments (cost $113,203,593) (a)		$116,457,555
* Percentages indicated are based on net assets of $116,436,164.

2015 Fund
EQUITY FUNDS* 56.6%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	858,765	$11,043,723
Putnam Fund for Growth and Income (Class Y)	1,018,221	19,814,587
Putnam International Equity Fund (Class Y)	473,074	11,959,315
Putnam Voyager Fund (Class Y)	1,152,868	20,071,427

Total Equity Funds (cost $59,987,457)		$62,889,052

FIXED INCOME FUNDS* 43.4%	Shares	Value
Putnam Income Fund (Class Y)	4,781,504	$32,370,782
Putnam Money Market Fund (Class A)	15,774,220	15,774,220

Total Fixed Income Funds (cost $48,688,626)		$48,145,002

TOTAL INVESTMENTS
Total investments (cost $108,676,083) (a)		$111,034,054
* Percentages indicated are based on net assets of $111,010,214.

Putnam RetirementReady Funds
The fund's portfolios
10/31/05 (Unaudited)

2010 Fund
EQUITY FUNDS* 36.7%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	413,188	$5,313,595
Putnam Fund for Growth and Income (Class Y)	505,380	9,834,703
Putnam International Equity Fund (Class Y)	118,196	2,988,007
Putnam Voyager Fund (Class Y)	572,212	9,962,226

Total Equity Funds (cost $26,893,547)		$28,098,531

FIXED INCOME FUNDS* 63.3%	Shares	Value
Putnam Income Fund (Class Y)	4,417,210	$29,904,513
Putnam Money Market Fund (Class A)	18,599,486	18,599,486

Total Fixed Income Funds (cost $48,992,854)		$48,503,999

TOTAL INVESTMENTS
Total investments (cost $75,886,401) (a)		$76,602,530
* Percentages indicated are based on net assets of $76,594,977.

Maturity Fund
EQUITY FUNDS* 24.8%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	165,783	$2,131,980
Putnam Fund for Growth and Income (Class Y)	218,336	4,248,808
Putnam International Equity Fund (Class Y)	--	--
Putnam Voyager Fund (Class Y)	247,262	4,304,826

Total Equity Funds (cost $10,464,822)		$10,685,614

FIXED INCOME FUNDS* 75.2%	Shares	Value
Putnam Income Fund (Class Y)	2,862,893	$19,381,786
Putnam Money Market Fund (Class A)	13,071,050	13,071,050

Total Fixed Income Funds (cost $32,751,181)		$32,452,836

TOTAL INVESTMENTS
Total investments (cost $43,216,003) (a)		$43,138,450
* Percentages indicated are based on net assets of $43,146,341.

NOTES

(a) The aggregate identified cost on a financial reporting and tax basis is the same.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open. Each underlying Putnam Fund values its investments for which market quotations are readily available at market value. Each fund values short-term investments that will mature within 60 days at amortized cost, which approximates market value.  Each fund values all other investments and assets at their fair value. Each underlying Putnam Fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect an underlying Putnam Fund’s NAV. In addition, the closing prices for securities in foreign markets or on foreign exchanges that close prior to the close of the New York Stock Exchange may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.  As a result, each underlying Putnam Fund has adopted fair value pricing procedures, which, among other things, require the funds, on certain days, to fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminv

Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% or more of the outstanding voting securities, or a company which is under common ownership or control were as follows:

RetirementReady
2050 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$118,376	$45,340	$-	$139,356
Putnam Fund for Growth and Income	198,183	78,257	890	227,154
Putnam International Equity Fund	236,752	87,266	-	281,939
Putnam Voyager Fund	197,294	77,133	-	230,109
Putnam Income Fund	31,828	12,840	260	35,874
Putnam Money Market Fund	34,393	3,838	-	34,877
Totals	$816,826	$304,674	$1,150	$949,309

Market values are shown for those securities affiliated at period end.

2045 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$449,509	$423,747	$-	$2,417,471
Putnam Fund for Growth and Income	884,460	726,357	16,940	4,015,568
Putnam International Equity Fund	899,017	1,011,150	-	4,760,712
Putnam Voyager Fund	841,327	726,330	-	4,065,613
Putnam Income Fund	168,021	121,396	6,318	650,746
Putnam Money Market Fund	53,975	48,776	-	163,537
Totals	$3,296,309	$3,057,756	$23,258	$16,073,647

Market values are shown for those securities affiliated at period end.

2040 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$565,801	$469,948	-	$3,235,047
Putnam Fund for Growth and Income	1,112,120	810,932	22,328	5,375,057
Putnam International Equity Fund	1,093,882	1,130,541	-	6,159,024
Putnam Voyager Fund	1,058,120	811,345	-	5,443,394
Putnam Income Fund	265,315	175,004	10,626	1,089,837
Putnam Money Market Fund	60,771	51,035	-	215,894
Totals	$4,156,009	$3,448,805	$32,954	$21,518,253

Market values are shown for those securities affiliated at period end.

2035 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$910,296	$850,117	$-	$5,870,645

Putnam Fund for Growth and Income	1,843,782	1,484,068	42,898	10,032,870
Putnam International Equity Fund	1,755,572	2,033,847	-	11,149,045
Putnam Voyager Fund	1,739,559	1,484,468	-	10,160,413
Putnam Income Fund	751,488	539,648	33,543	3,390,158
Putnam Money Market Fund	279,910	227,793	-	1,272,319
Totals	$7,280,607	$6,619,941	$76,441	$41,875,450

Market values are shown for those securities affiliated at period end.

2030 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$1,013,962	$1,221,698	$-	$8,853,474
Putnam Fund for Growth and Income	2,181,285	2,125,732	67,862	15,613,345
Putnam International Equity Fund	1,949,927	2,944,057	-	16,761,514
Putnam Voyager Fund	2,010,833	2,127,248	-	15,813,848
Putnam Income Fund	1,484,762	1,212,657	82,793	8,258,346
Putnam Money Market Fund	476,788	443,750	-	2,759,198
Totals	$9,117,557	$10,075,142	$150,655	$68,059,725

Market values are shown for those securities affiliated at period end.

2025 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$1,310,184	$2,171,529	$-	$12,126,418
Putnam Fund for Growth and Income	2,897,024	3,927,286	101,495	22,161,441
Putnam International Equity Fund	2,511,185	5,025,806	-	22,885,061
Putnam Voyager Fund	2,643,942	3,927,003	-	22,448,185
Putnam Income Fund	2,645,955	2,933,704	158,808	15,323,633
Putnam Money Market Fund	1,002,291	1,233,279	-	6,161,000
Totals	$13,010,581	$19,218,607	$260,303	$101,105,738

Market values are shown for those securities affiliated at period end.

2020 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$1,410,808	$1,824,694	$-	$12,780,932
Putnam Fund for Growth and Income	3,013,515	3,177,276	105,416	24,317,880
Putnam International Equity Fund	2,180,340	3,527,158	-	19,439,773
Putnam Voyager Fund	2,743,765	3,179,555	-	24,631,361
Putnam Income Fund	4,052,469	3,479,924	247,105	24,645,621
Putnam Money Market Fund	1,615,786	1,556,872	-	10,641,988
Totals	$15,016,683	$16,745,479	$352,521	$116,457,555

Market values are shown for those securities affiliated at period end.

2015 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$967,268	$3,731,953	$-	$11,043,723
Putnam Fund for Growth and Income	1,847,512	6,494,068	106,345	19,814,587
Putnam International Equity Fund	1,063,995	4,616,772	-	11,959,315
Putnam Voyager Fund	1,741,132	6,649,548	-	20,071,427
Putnam Income Fund	4,624,160	11,499,194	374,670	32,370,782
Putnam Money Market Fund	1,973,182	5,588,765	-	15,774,220
Totals	$12,217,249	$38,580,300	$481,015	$111,034,054

Market values are shown for those securities affiliated at period end.

2010 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$482,397	$1,060,456	$-	$5,313,595
Putnam Fund for Growth and Income	941,743	1,791,301	45,864	9,834,703
Putnam International Equity Fund	275,655	721,635	-	2,988,007
Putnam Voyager Fund	895,878	1,855,948	-	9,962,226
Putnam Income Fund	3,745,179	5,461,395	314,984	29,904,513
Putnam Money Market Fund	2,019,729	3,385,964	-	18,599,486
Totals	$8,360,581	$14,276,699	$360,848	$76,602,530

Market values are shown for those securities affiliated at period end.

Maturity Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$366,755	$605,578	$-	$2,131,980
Putnam Fund for Growth and Income	754,038	1,157,264	20,527	4,248,808
Putnam International Equity Fund	-	-	-	-
Putnam Voyager Fund	733,511	1,178,560	-	4,304,826
Putnam Income Fund	3,830,401	5,272,689	209,376	19,381,786
Putnam Money Market Fund	2,353,347	3,519,563	-	13,071,050
Totals	$8,038,052	$11,733,654	$229,903	$43,138,450

Market values are shown for those securities affiliated at period end.

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: December 29, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: December 29, 2005

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: December 29, 2005